Loans and Allowance for Credit Losses (Nonaccrual Status of loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Nonaccrual loans	¥ 1,138,798	[1]
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Nonaccrual loans	137,275
Commercial [Member] | Construction [Member] | Domestic [Member]
Nonaccrual loans	48,338
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Nonaccrual loans	128,282
Commercial [Member] | Services [Member] | Domestic [Member]
Nonaccrual loans	74,234
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Nonaccrual loans	171,870
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Nonaccrual loans	7,238
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Nonaccrual loans	32,978
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Nonaccrual loans	36,163
Commercial [Member] | Consumer [Member] | Domestic [Member]
Nonaccrual loans	49,706
Commercial [Member] | Domestic [Member]
Nonaccrual loans	686,084
Commercial [Member] | Foreign, Excluding UNBC [Member]
Nonaccrual loans	102,869
Residential [Member]
Nonaccrual loans	129,777
Card [Member]
Nonaccrual loans	141,445
UNBC [Member]
Nonaccrual loans	¥ 78,623

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.